Segment information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets	R$ 7,584,481	R$ 7,199,539
Current assets	1,203,506	1,637,657
Non-current assets	6,380,975	5,561,882
Total liabilities and equity	7,584,481	7,199,539
Current liabilities	1,058,567	905,689
Non-current liabilities	2,882,902	3,043,692
Equity	3,643,012	3,250,158	R$ 3,000,018	R$ 2,833,780
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	7,584,481	7,199,539
Current assets	1,203,506	1,637,657
Non-current assets	6,380,975	5,561,882
Total liabilities and equity	7,584,481	7,199,539
Current liabilities	1,058,567	905,689
Non-current liabilities	2,882,902	3,043,692
Equity	3,643,012	3,250,158
Investments in associate	51,834	53,907
Capital expenditures	218,428	318,155
Operating segments [member] | Undergrad [member]
IfrsStatementLineItems [Line Items]
Total assets	7,104,154	6,775,829
Current assets	1,001,156	1,461,802
Non-current assets	6,102,998	5,314,027
Total liabilities and equity	7,104,154	6,775,829
Current liabilities	787,658	711,896
Non-current liabilities	2,783,855	2,938,960
Equity	3,532,641	3,124,973
Investments in associate	51,834	53,907
Capital expenditures	139,361	247,634
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
Total assets	180,555	149,254
Current assets	86,361	61,673
Non-current assets	94,194	87,581
Total liabilities and equity	180,555	149,254
Current liabilities	87,447	57,605
Non-current liabilities	57,608	63,990
Equity	35,500	27,659
Investments in associate
Capital expenditures	15,178	8,827
Operating segments [member] | Digital Services [member]
IfrsStatementLineItems [Line Items]
Total assets	310,989	275,564
Current assets	127,206	115,290
Non-current assets	183,783	160,274
Total liabilities and equity	310,989	275,564
Current liabilities	194,679	137,296
Non-current liabilities	41,439	40,742
Equity	74,871	97,526
Investments in associate
Capital expenditures	63,889	61,694
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Total assets	7,595,698	7,200,647
Current assets	1,214,723	1,638,765
Non-current assets	6,380,975	5,561,882
Total liabilities and equity	7,595,698	7,200,647
Current liabilities	1,069,784	906,797
Non-current liabilities	2,882,902	3,043,692
Equity	3,643,012	3,250,158
Investments in associate	51,834	53,907
Capital expenditures	218,428	318,155
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Total assets	(11,217)	(1,108)
Current assets	(11,217)	(1,108)
Non-current assets
Total liabilities and equity	(11,217)	(1,108)
Current liabilities	(11,217)	(1,108)
Non-current liabilities
Equity
Investments in associate
Capital expenditures